UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)

(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code:  704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

November 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Queens Road Small Cap Value Fund

Queens Road Value Fund

Each a series of the

Bragg Capital Trust

November 30, 2008

Board of Trustees

Benton Bragg

Steve Scruggs

Phil Blount

Tim Ignasher

Chris Brady

Harold Smith

Investment Adviser

Bragg Financial Advisors, Inc.

100 Queens Road

Charlotte, NC 28204

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Towne Center Drive, Suite 400

Broadview Heights, OH 44147

Custodian

US Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen Fund Audit Services Ltd

826 Westpoint Parkway Suite 1250

Westlake, OH 44145

Shares of the Queens Road Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, L.L.C, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.  The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds.  The Funds are not bank deposits, not FDIC insured and may lose value.  Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements.  Forward looking statements generally include words such as “believes”, “expects”, “anticipates” and other words of similar import.  Such risks and uncertainties include, among other things, the Risk Factors noted in the Funds’ filings with the Securities and Exchange Commission.  The Funds undertake no obligation to update any forward looking statement.

Dear Fellow Shareholders:

Equities endured an extremely difficult environment during the six months ending November 30, 2008, the first half of our fiscal year, and that environment continues into the present. A constant dirge of negative economic data and the massive de-leveraging resulting from frozen credit markets have sent our financial system into shock, the likes of which have not been seen since the Great Depression. We are now officially in recession and the economic statistics continue to worsen. The complete lack of economic clarity has shut down credit markets and unmoored equity markets. Government plans to address the situation seem half-baked and change from day to day. The pendulum has swung from a period in which market risk was completely ignored to a time of extreme risk aversion. Financial markets around the world are in a deep ditch of pessimism.

This pessimism has an upside, however. The heavy selling of stocks seems to be indiscriminate; the proverbial baby is being thrown out with the bath water. The universe of companies that meet our strict valuation standards is growing. While we can't guess when the banking crisis or the recession will end, we can estimate a reasonable valuation for individual companies. When we do this using a long time horizon, we find investment opportunities are more attractive than at any other time in the life of the funds. That is not to say that the near term is not going to be extremely rocky -- we believe it is. If you have money you will need in the next twelve months, we would certainly not recommend investing it in equities. But if your investment time frame is five years, ten years or longer, we believe now is an excellent time to purchase quality companies at very reasonable prices with the expectation that sometime in the more distant future they will be worth much more than they are now. The funds continue to look for these companies and invest in them on your behalf.

If you have any questions about our investment philosophy or methods, please feel free to give us a call.

As always we appreciate your continued support.

Sincerely,

Steve Scruggs, CFA

Benton Bragg, CFA

President

Chairman

Queens Road Value Fund

Management Discussion

Below is the month-by-month performance of the Queens Road Value Fund (QRVLX), as well as the performance for the S&P 500/Citigroup Value Index and the S&P 500 Index. The Value Fund was down 33.51% for the sixth month period ending November 30, 2008.  This compares with a -36.34% return for the S&P500/Citigroup Value Index and -35.20% posted by the S&P 500.

The last 6 months have been one of the worst periods in decades.  Our relative out performance versus our benchmarks is due in large to our significant cash position, our Utilities holdings and our underweight position in Investment Banks and Money Center Banks.

	QRVLX	S&P 500/Citi Value	S&P 500
June 2008	-8.26%	-11.21%	-8.43%
July 2008	-0.43%	1.36%	-0.84%
August 2008	2.53%	1.34%	1.45%
September 2008	-6.70%	-7.48	-8.91%
October 2008	-17.85%	-17.11%	-16.80%
November 2008	-7.37%	-8.97%	-7.18%

6 Months	-33.51%	-36.34%	-35.20%

Past performance should not be considered as representative of future gains or losses from an investment in the Fund.  Returns for the Fund, the S&P 500/Citigroup Value Index and the S&P 500 Index assume reinvestment of all dividends and do not include any impact taxes may or would have on returns.  The source for index returns is Morningstar Principia Pro 12/31/2008 release.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Queens Road Value Fund
	Schedule of Investments
	November 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 85.28%

Advertising - 0.15%
500	Omnicom Group, Inc.	$ 14,145

Aerospace & Defense - 1.91%
3600	United Technologies Corp.	174,708

Alternative Carriers - 1.53%
15,500	Time Warner, Inc.	140,275

Apparel & Accessories - 2.00%
3,500	V.F. Corp.	183,015

Banks - 1.47%
24,000	Wachovia Corp.	134,880

Beverages - 2.06%
4,287	Brown Forman Corp. Class-B	188,157

Broadcasting & Cable TV - 1.83%
20,490	CBS Corp. Class B	136,463
2,800	Dish Network Corp. Class-A	31,024
		167,487
Computer Storage & Peripherals - 2.44%
20,000	Dell, Inc.	223,400

Computer Storage & Peripherals - 4.20%
20,000	EMC Corporation *	211,400
4,600	Lexmark International Group *	120,428
12,500	Seagate Technology	52,625
		384,453
Diversified Financial Services - 0.91%
10,000	Citigroup, Inc.	82,900

Electric Utilites - 4.34%
10,900	Duke Energy Corp.	169,604
1,700	Progress Energy, Inc.	67,473
4,400	Southern Co.	159,808
		396,885

Finance Services - 1.02%
4,000	American Express Co.	93,240

Financials-Asset Management & Custody Banks - 1.46%
3,900	T. Rowe Price Associates, Inc.	133,419

Health Care Distributors & Services - 1.67%
4,300	Wellpoint Health Networks, Inc. *	153,080

Health Care Facilities - 0.93%
6,500	Community Health Systems *	84,890

Household Products - 1.88%
2,900	Clorox Co.	171,564

Housewares & Specialties - 2.64%
6,380	Fortune Brands, Inc.	241,164

Industrial Conglomerates - 2.68%
3,162	Covidien Ltd.	116,520
6,162	Tyco International Ltd.	128,786
		245,306
Industrial Instruments For Measurement, Display And Control - 0.70%
1,150	Danaher Corp.	63,986

Industrial Machinery - 2.06%
12,000	Ingersoll-Rand Co. Ltd.	188,160

Insurance Brokers - 1.53%
5,500	Marsh & Mclennan Companies, Inc.	140,250

Integrated Oil & Gas - 1.49%
1,700	Exxon Mobil Corp.	136,255

Integrated Telecommunication Services - 6.61%
7,100	AT&T, Inc.	202,776
6,000	Century Telephone Enterprises, Inc.	159,360
27,333	Windstream Corp.	242,170
		604,306
Internet Software & Services - 3.01%
6,000	Intel Corp.	82,800
9,500	Microsoft Corp.	192,090
		274,890

Leisure Products - 0.79%
2,700	Hasbro, Inc.	72,360

Life & Health Insurance - 3.61%
15,254	Aegon NV	70,931
4,000	Aflac, Inc.	185,200
2,700	Conseco, Inc. *	9,099
1,800	Torchmark Corp.	65,070
		330,300
Movies & Entertainment - 0.68%
4,500	News Corp. Class-A	35,550
1690	Viacom, Inc. Class B *	26,905
		62,455
Multi-Sector Holdings - 1.97%
9,200	Leucadia National Corp.	179,860

National Commercial Banks - 1.38%
4,000	JP Morgan Chase & Company	126,640

Oil & Gas Exploration & Production - 1.01%
1,200	Apache Corp.	92,760

Personal Products - 0.11%
475	Alberto-Culver Co. Class B	10,198

Pharmaceuticals - 9.01%
6,000	Glaxosmithkline, PLC - ADR	206,640
3,050	Johnson & Johnson	178,669
7,820	Merck & Co., Inc.	208,950
14,000	Pfizer, Inc.	230,020
		824,279
Property & Casualty Insurance - 4.42%
14,400	Progressive Corp.	216,288
4,300	Travelers Companies, Inc.	187,695
		403,983
Publishing & Printing - 1.30%
3,300	John Wiley & Sons, Inc. Class-A	118,668

Refuse Systems - 2.23%
7,000	Waste Management, Inc.	204,400

Reinsurance - 2.11%
4,100	Renaissance Re Holdings Ltd.	193,233

Restaurants - 2.14%
3,325	McDonalds Corp.	195,344

Services-General Medical & Surgical Hospitals, NEC - 1.08%
4,000	Thompson Reuters Corp.	98,960

Systems Software - 1.84%
14,000	Symantec Corp. *	168,420

Trading Companies & Distributors - 0.54%
700	W.W. Grainger, Inc.	49,399

Wireless Telecommunication Services - 0.52%
1,586	America Movil S.A.B. de C.V. Series-L ADR	47,580

TOTAL FOR COMMON STOCKS (Cost $10,439,374) - 85.28%		$ 7,799,654

SHORT TERM INVESTMENTS - 17.86%
1,633,026	AIM Short Term Investment Company Prime Portfolio 1.69% ** (Cost $1,633,026)	1,633,026

TOTAL INVESTMENTS (Cost $12,072,400) - 103.14%		9,432,680

OTHER ASSETS LESS LIABILITIES - (3.14)%		(287,253)

NET ASSETS - 100.00%		$ 9,145,427

* Non-income producing securities during the period.
ADR - American Depository Receipt
** Variable rate security; the coupon rate shown represents the yield at November 30, 2008.
The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Statement of Assets and Liabilities
November 30, 2008 (Unaudited)

Assets:
Investments, at Value (Cost $12,072,400)	$ 9,432,680
Receivables:
Dividends and Interest	37,367
Total Assets	9,470,047
Liabilities:
Accrued Management Fees	6,963
Securities Payable	317,657
Total Liabilities	324,620
Net Assets	$ 9,145,427

Net Assets Consist of:
Paid In Capital	12,702,595
Accumulated Undistributed Net Investment Income	169,970
Accumulated Undistributed Realized (Loss) on Investments	(1,087,413)
Unrealized Appreciation in Value of Investments	(2,639,725)
Net Assets, for 908,813 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 9,145,427

Net Asset Value Per Share ($9,145,736/908,813)	$ 10.06

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Statement of Operations
For the period ended November 30, 2008

Investment Income:
Dividends (net of foreign witholding taxes of $194)	$ 126,907
Interest	17,720
Total Investment Income	144,627

Expenses:
Advisory Fees (Note 3)	49,263
Total Expenses	49,263

Net Investment Income	95,364

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(930,218)
Net Change in Unrealized Depreciation on Investments	(3,313,208)
Net Realized and Unrealized Loss on Investments	(4,243,426)

Net Decrease in Net Assets Resulting from Operations	$(4,148,062)

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	11/30/2008	5/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 95,364	$ 181,269
Net Realized Gain (Loss) on Investments	(930,218)	(7,521)
Unrealized Appreciation (Depreciation) on Investments	(3,313,208)	(782,193)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,148,062)	(608,445)

Distributions to Shareholders From:
Net Investment Income	-	(174,900)
Realized Gains	-	(141,843)
Net Change in Net Assets from Distributions	-	(316,743)

Capital Share Transactions:
Proceeds from Sale of Shares	1,997,181	3,025,830
Shares Issued on Reinvestment of Dividends	-	137,805
Cost of Shares Redeemed	(227,264)	(444,730)
Net Increase in Net Assets from Shareholder Activity	1,769,917	2,718,905

Net Assets:
Net Increase in Net Assets	(2,378,145)	1,793,717
Beginning of Period	11,523,881	9,730,164
End of Period (Including Accumulated Undistributed Net Investment
Income of $74,849 and $68,480, Respectively)	$ 9,145,736	$ 11,523,881

Share Transactions:
Shares Sold	166,883	196,504
Shares Issued on Reinvestment of Dividends	-	8,783
Shares Redeemed	(19,783)	(28,057)
Net Increase in Shares	147,100	177,230
Outstanding at Beginning of Period	761,713	584,483
Outstanding at End of Period	908,813	761,713

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)	For the Years Ended
	11/30/2008	5/31/2008	5/31/2007	5/31/2006	5/31/2005		5/31/2004

Net Asset Value, at Beginning of Period	$ 15.13	$ 16.65	$ 14.17	$ 13.00	$ 12.54		$ 10.74

Income From Investment Operations:
Net Investment Income *	0.12	0.27	0.33	0.15	0.16		0.26
Net Gain (Loss) on Securities (Realized and Unrealized)	(5.19)	(1.30)	2.46	1.15	1.20		1.76
Total from Investment Operations	(5.07)	(1.03)	2.79	1.30	1.36		2.02

Distributions from:
Net Investment Income	0.00	(0.27)	(0.21)	(0.05)	(0.26)		(0.22)
Capital Gains	0.00	(0.22)	(0.10)	(0.08)	(0.64)		0.00
	0.00	(0.49)	(0.31)	(0.13)	(0.90)		(0.22)

Net Asset Value, at End of Period	$ 10.06	$ 15.13	$ 16.65	$ 14.17	$ 13.00		$ 12.54

Total Return **	(33.51)%	(6.34)%	19.83%	10.03%	10.79%	(a)	18.77%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,145	$ 11,524	$ 9,730	$ 4,946	$ 1,388		$ 534
Before Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.95%	0.95%		0.95%
Ratio of Net Investment Income to Average Net Assets	1.83%	1.75%	2.12%	1.05%	0.89%		1.22%
After Reimbursement
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.95%	0.57%		0.00%
Ratio of Net Investment Income to Average Net Assets	1.83%	1.75%	2.12%	1.05%	1.27%		2.17%
Portfolio Turnover	11.81%	14.05%	8.66%	6.54%	54.53%		36.79%

* Net Investment Income/Loss per share amounts were calculated using the average share method.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.
(a) Total return before the waiver of related party broker commissions of $332 is 10.79% (see note 3).

The accompanying notes are an integral part of these financial statements.

BRAGG CAPITAL TRUST

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2008 (UNAUDITED)

Note 1. Organization

 The Queens Road Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company.  The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Small Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily in common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Fund’s registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  If there are no sales reported the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for income taxes is required.

Effective October 31, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No.48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No.109, Accounting for Income Taxes.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended May 31, 2008 the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to recognized tax benefits as income tax expense on the statement of operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by the U.S. federal tax authorities for the tax years before 2004.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.  There were no reclassifications for the year ended May 31, 2008.

Fair Value Measurements: In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of May 31, 2008, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statements of changes in net assets for a fiscal period.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 0.95% of the Fund’s average daily net asset value. For the six months ended November 30, 2008, the Advisor earned $49,263.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However, the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Fund.  The amount due to the Advisor at November 30, 2008 is $6,963.

Certain Trustees and officers of the Advisor are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the Advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Fund’s shares.  Certain officers of the Trust are also officers of QRS. QRS did not receive or waive any brokerage fees on executions of purchases and sales of the Fund’s portfolio investments during the six months ended November 30, 2008.

Note 4. Capital Stock

At November 30, 2008, there were an unlimited number of shares authorized and 908,813 shares outstanding, each with no par value, and paid-in capital amounted to $12,702,595 for the Fund.

Note 5. Investment Transactions

For the six months ended November 30, 2008, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $3,784,685 and $2,371,061 respectively.  The aggregate cost of securities for federal income tax purposes at May 31, 2008 was $12,072,400.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the six months ended November 30, 2008 and fiscal year ended May 31, 2007 were as follows:

Distributions paid from:	November 30, 2008	May 31, 2008
Ordinary Income	$0	$174,900
Short-Term Capital Gain	0	9,614
Long-Term Capital Gain	0	132,229
	$0	$316,743

As of November 30, 2008 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary income	$169,970
Undistributed long-term capital gain	(1,087,413)
Unrealized appreciation	(2,639,725)
Net Total	$(3,557,168)

At November 30, 2008, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
248,584	(2,888,309)	(2,639,725)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) resulted from the deferral of Post-October losses, of $154,131.

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of November 30, 2008, Pershing, LLC., for the benefit of its customers, owned 99.15% of the Fund.

Queens Road Value Fund
Expense Illustration
November 30, 2008 (Unaudited)

Expense Example

As a shareholder of the Queens Road Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2008 through November 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	June 1, 2008	November 30, 2008	June 1, 2008 to November 30, 2008

Actual	$1,000.00	$664.90	$3.96
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,020.31	$4.81

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Queens Road Small Cap Value Fund

Management Discussion

Below is the month-by-month performance of the Queens Road Small Cap Value Fund (QRSVX), as well as the performance for the Russell 2000 Value Index and the Russell 2000 Index. The Small Cap Value Fund was down -28.26% for the sixth month period ending November 30, 2008.  Over the same period  the Russell 2000 Value Index fell 32.86% and the Russell 2000 Index fell 36.26%.

We believe our strict valuation discipline was the primary reason for our outperformance, and our unusually large cash position also contributed to our superior relative performance.  Although we never like to see the portfolio decline in value, we know that such periods are inevitable. When they do occur we believe that our portfolio management philosophy will limit downside performance relative to our benchmark and our peers.   Our performance was hurt by our exposure to the industrial sector, especially Oshkosh, Hurc, & Ducommun.   Utilities holdings Piedmont Natural Gas, and New Jersey Resources were among our best performers and tempered portfolio losses.

	QRSVX	Russell 2000 Value	Russell 2000
June 2008	-8.80%	-9.59%	-7.70%
July 2008	1.85%	5.13%	3.70%
August 2008	5.58%	4.75%	3.61%
September 2008	-5.76%	-4.69%	-7.97%
October 2008	-14.44%	-19.98%	-20.80%
November 2008	-9.29%	-11.58%	-11.83%

6 Months	-28.26%	-32.86%	-36.26%

Past performance should not be considered as representative of  future gains or losses from an investment in the Fund.  Returns for the Fund, the Russell 2000 Value Index and the Russell 2000 Index assume reinvestment of all dividends and do not include any impact taxes may or would have on returns.  The source for index returns is Morningstar Principia Pro 12/31/2008 release.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Queens Road Small Cap Value Fund
	Schedule of Investments
	November 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 85.27%

Aerospace & Defense - 1.58%
32,300	Allied Defense Group, Inc. *	$ 184,110

Agricultural Products-Livestock & Animal Specialties - 1.27%
33,600	Sadia S.A. (Brazil) ADR *	148,176

Aircraft Parts & Auxiliary Equiptment - 2.39%
16,700	Ducommun, Inc.	279,224

Asset Management - 0.83%
1,200	Capital Southwest Corp.	96,600

Auto Parts & Equipment - 1.96%
13,200	Aftermarket Technology Corp. *	228,228

Blankbooks, Looseleaf Binders & Bookbinding, and Related Work - 0.72%
8,000	Deluxe Corp.	84,160

Books-Publishing & Printing - 1.31%
10,000	Scholastic Corp.	152,700

Chemicals & Allied Products - 0.05%
1,000	Innospec, Inc.	5,760

Computer Storage & Peripherals - 1.32%
8,200	Avocent Corp. *	154,242

Construction & Farm Machinery - 2.07%
34,426	Oshkosh Truck Corp.	240,982

Crude Petroleum & Natural Gas - 1.02%
18,900	Vaalco Energy, Inc. *	119,070

Electric & Other Services Combined - 0.30%
3,700	Florida Public Utilities Co.	34,669

Electric Utilites - 1.71%
5,650	MGE Energy, Inc.	200,010

Electronic Equipment & Instruments - 0.25%
8,800	PAR Technology Corp. *	29,040

Fats & Oils - 0.90%
21,000	Darling International, Inc. *	105,000

Fire, Marine & Casulty Insurance - 2.43%
10,000	United America Indemnity Ltd. Class-A *	129,000
4,700	Zenith National Insurance	155,053
		284,053
Food Retail - 3.23%
661	Arden Group, Inc. Class-A	89,731
5,974	Village Super Market, Inc. Class-A	286,752
		376,483
Footwear - 1.93%
17,900	K-Swiss Inc. Class A	225,540

Gas Utilities - 4.37%
7,300	Piedmont Natural Gas Co., Inc.	245,280
11,300	UGI Corp.	263,968
		509,248
Health Care Distributors & Services - 2.50%
7,020	Owens & Minor, Inc.	291,541

Health Care Supplies - 1.98%
2,402	Atrion Corp.	231,072

Industrial Inorganic Chemicals - 0.77%
10,000	LSB Industries, Inc. *	89,800

Industrial Machinery - 2.21%
15,400	Hurco Companies, Inc. *	258,258

Information Technology, Electronic Manufacturing Services - 3.89%
12,100	Park Electrochemical Corp.	215,138
46,691	TTM Technologies, Inc. *	238,591
		453,729
Insurance Brokers - 0.77%
10,000	American Safety Insurance Holdings Ltd. *	89,300

Mining & Quarrying of Nonmetallic Minerals - 2.72%
82,500	Usec, Inc. *	317,625

Multi-Line Insurance - 2.50%
34,300	Horace Mann Educators Corp.	292,236

Natural Gas Distribution - 1.28%
3,720	New Jersey Resources Corp.	149,395

Networking Equipment - 1.64%
9,799	Bel Fuse, Inc. Class B	190,983

Office Services & Supplies - 0.92%
3,371	United Stationers, Inc. *	107,232

Oil & Gas Exploration & Production - 1.54%
3,000	Encore Acquisition Co. *	79,320
5,000	Saint Mary Land & Exploration Co.	100,550
		179,870
Packaged Foods - 1.84%
6,874	Sanderson Farms, Inc.	214,331

Personal Products - 0.06%
1,875	CCA Industries, Inc.	6,844

Primary Smelting & Refining of Nonferrous Metals - 1.16%
43,634	Horsehead Holding Corp. *	135,265

Property & Casualty Insurance - 3.34%
7,350	CNA Surety Corp. *	89,008
5,500	Proassurance Corp. *	300,245
		389,253
Public Building & Related Furniture - 0.11%
5,668	Virco Manufacturing Corp.	12,413

Reinsurance - 2.57%
6,000	Endurance Specialty Holdings, Ltd.	161,520
4,500	Platinum Underwriters Holdings, Ltd.	138,285
		299,805
Retail - Radio, TV & Consumer Electronics Stores - 2.11%
25,000	Radioshack Corp.	246,250

Semi-Conductors & Related Devices - 2.09%
32,900	Micrel, Inc.	243,460

Services - Business Services - 0.36%
60,500	Safeguard Scientifics, Inc. *	42,350

Services-Advertising - 0.75%
59,000	Valassis Communications, Inc.	87,320

Services-Computer Processing & Data Preparation - 1.44%
22,300	Acxiom Corp.	167,473

Services-Help Supply Services - 0.11%
40,400	Spherion Corp. *	90,900

Services-Prepackaged Software - 0.98%
28,000	Epicor Software Corporation *	114,800

Specialty Chemicals - 1.65%
19,000	American Pacific Corp. *	192,660

Steel - 2.32%
11,500	Cleco Corp.	271,055

Sugar & Confectionery Products - 2.93%
24,400	Imperial Sugar Co.	342,332

Surgical & Medical Instruments & Apparatus - 1.48%
14,494	Angiodynamics, Inc. *	172,913

Telephone & Telegraph Apparatus - 3.64%
7,000	Adtran, Inc.	99,400
78,000	Tellabs, Inc. *	325,260
		424,660
Wholesale-Apparel, Piece Goods & Notions - 2.04%
50,535	Delta Apparel, Inc. *	238,020

Wholesale-Durable Goods - 0.67%
4,900	School Specialty, Inc. *	78,498

State Commercial Banks - 0.59%
2,776	Penns Wood Bancorp, Inc.	68,706

TOTAL FOR COMMON STOCKS (Cost $12,748,084) - 85.27%		$ 9,947,644

SHORT TERM INVESTMENTS - 16.95%
1,977,546	AIM Short Term Investments Company Prime Portfolio 2.49% ** (Cost $1,977,546)	1,977,546

TOTAL INVESTMENTS (Cost $14,725,630) - 102.22%		$ 11,925,190

OTHER ASSETS LESS LIABILITIES - (2.22)%		(258,923)

NET ASSETS - 100.00%		$ 11,666,267

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2008.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Statement of Assets and Liabilities
November 30, 2008 (Unaudited)

Assets:
Investments, at Value (Cost $14,725,630)	$ 11,925,190
Receivables:
Dividends and Interest	31,298
Total Assets	11,956,488
Liabilities:
Accrued Management Fees	10,815
Due To Broker	279,406
Total Liabilities	290,221
Net Assets	$ 11,666,267

Net Assets Consist of:
Paid In Capital	$ 14,771,857
Accumulated Undistributed Net Investment Income	50,832
Accumulated Undistributed Realized (Loss) on Investments	(355,982)
Unrealized Appreciation in Value of Investments	(2,800,440)
Net Assets, for 947,950 Shares Outstanding	$ 11,666,267
(Unlimited number of shares authorized without par value)
Net Asset Value Per Share ($11,666,267/947,950 shares)	$ 12.31

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Statement of Operations
For the six months ended November 30, 2008 (Unaudited)

Investment Income:
Dividends (net of foreign witholding taxes of $408)	$ 96,234
Interest	13,020
Total Investment Income	109,254

Expenses:
Advisory Fees (Note 3)	79,686
Total Expenses	79,686

Net Investment Income	29,568

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	11,698
Net Change in Unrealized Depreciation on Investments	(3,799,297)
Net Realized and Unrealized Loss on Investments	(3,787,599)

Net Decrease in Net Assets Resulting from Operations	$(3,758,031)

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	11/30/2008	5/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 29,568	$ 73,591
Net Realized Gain (Loss) on Investments	11,698	(24,199)
Unrealized Appreciation (Depreciation) on Investments	(3,799,297)	(631,526)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,758,031)	(582,134)

Distributions to Shareholders From:
Net Investment Income	-	(60,174)
Realized Gains	-	(478,602)
Net Change in Net Assets from Distributions	-	(538,776)

Capital Share Transactions:
Proceeds from Sale of Shares	3,273,423	5,276,194
Shares Issued on Reinvestment of Dividends	-	248,143
Cost of Shares Redeemed	(823,655)	(1,263,759)
Net Increase in Net Assets from Shareholder Activity	2,449,768	4,260,578

Net Assets:
Net Increase in Net Assets	(1,308,263)	3,139,668
Beginning of Period	12,974,530	9,834,862
End of Period (Including Accumulated Undistributed Net Investment
Income of $50,832 and $6,983, Respectively)	$11,666,267	$ 12,974,530

Share Transactions:
Shares Sold	248,862	308,822
Shares Issued on Reinvestment of Dividends	-	14,674
Shares Redeemed	(56,833)	(72,595)
Net Increase in Shares	192,029	250,901
Outstanding at Beginning of Period	755,921	505,020
Outstanding at End of Period	947,950	755,921

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended	For the Years Ended
	11/30/2008	5/31/2008	5/31/2007	5/31/2006	5/31/2005		5/31/2004

Net Asset Value, at Beginning of Period	$ 17.16	$ 19.47	$ 17.27	$ 15.98	$ 14.67		$ 10.80

Income From Investment Operations:
Net Investment Income *	0.04	0.12	0.10	0.07	0.10		0.19
Net Gain (Loss) on Securities (Realized and Unrealized)	(4.89)	(1.53)	2.90	1.26	2.04		3.85
Total from Investment Operations	(4.85)	(1.41)	3.00	1.33	2.14		4.04

Distributions from:
Net Investment Income	-	(0.10)	(0.11)	(0.03)	(0.09)		(0.17)
Capital Gains	-	(0.80)	(0.69)	(0.01)	(0.68)		0.00
Return of Capital	-	0.00	0.00	0.00	(0.05)		0.00
Total from Distributions	-	(0.90)	(0.80)	(0.04)	(0.82)		(0.17)

Net Asset Value, at End of Period	$ 12.31	$ 17.16	$ 19.47	$ 17.27	$ 15.98		$ 14.67

Total Return **	(28.26)%	(7.15)%	17.90%	8.31%	14.38%	(a)	37.52%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,666	$ 12,975	$ 9,835	$ 8,038	$ 3,574		$ 969
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	1.35%	1.35%	1.35%	1.35%		1.35%
Ratio of Net Investment Income to Average Net Assets	0.50%	0.69%	0.56%	0.42%	0.14%		0.10%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	1.35%	1.35%	1.35%	0.87%		0.00%
Ratio of Net Investment Income to Average Net Assets	0.50%	0.69%	0.56%	0.42%	0.62%		1.45%
Portfolio Turnover	23.65%	24.60%	64.65%	74.23%	39.74%		82.56%

* Net Investment Income/Loss per share amounts were calculated using the average share method.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.
(a) Total return before the waiver of related party brokerage commissions of $392 is 14.38%.

The accompanying notes are an integral part of these financial statements.

BRAGG CAPITAL TRUST

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2008 (UNAUDITED)

Note 1. Organization

 The Queens Road Small Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions), at least 80% of its total assets in small capitalization (less than $2 billion market cap at the time of purchase) common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Fund’s registration statement was declared effective on June 13, 2002 and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which no sale was reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for income taxes is required.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Effective October 31, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No.48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No.109, Accounting for Income Taxes.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended November 30, 2008 the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to recognized tax benefits as income tax expense on the statement of operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by the U.S. federal tax authorities for the tax years before 2004.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.  There were no reclassifications for the six months ended November 30, 2008.

Fair Value Measurements: In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of May 31, 2008, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statements of changes in net assets for a fiscal period.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its Investment Advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 1.35% of the Fund’s average daily net asset value. For the six months ended November 30, 2008, the Advisor earned $79,686.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Fund.  The amount owed to the advisor at November 30, 2008 is $10,815.

Certain Trustees and officers of the Trust are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the fund’s shares. Certain officers of the trust are also officers of QRS. QRS did not receive or waive any brokerage fees on execution of purchases and sales of the Fund’s investments during the six months ended November 30, 2008.

Note 4. Capital Stock

At November 30, 2008, there were an unlimited number of shares authorized and 947,950 shares outstanding, each with no par value, and paid-in capital amounted to $14,771,857 for the Fund.

Note 5. Investment Transactions

For the six months ended November 30, 2008, the cost of purchases and the proceeds from sales, other than short-term securities aggregated $3,961,359 and $2,607,532, respectively.  The aggregate cost of securities for federal income tax purposes at November 30, 2008 was $14,725,626.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the six months ended November 30, 2008 and fiscal year ended May 31, 2008 were as follows:

Distributions paid from:	November 30, 2008	May 31, 2008
Ordinary Income	$ -	$60,174
Short-Term Capital Gain	-	109,398
Long-Term Capital Gain	-	369,204
	$ -	$538,776

As of May 31, 2008 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary income	$29,568
Undistributed long-term capital gain	11,698
Unrealized depreciation	(3,799,297)
Net Total	$(3,758,031)

At November 30, 2008, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
$645,263	$(3,445,703)	$(2,800,440)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) resulted from the deferral of Post-October losses, of $368,085.

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of November 30, 2008, Pershing, LLC., for the benefit of its customers, owned 83.63% of the Fund.

Queens Road Small Cap Value Fund
Expense Illustration
November 30, 2008 (Unaudited)

Expense Example

As a shareholder of the Queens Road Small Cap Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2008 through November 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2008	November 30, 2008	June 1, 2008 to November 30, 2008

Actual	$1,000.00	$717.37	$5.81
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.30	$6.83

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-3088.

Basis for Approval of Investment Advisory Agreement

At a meeting held August 22, 2008 , the Bragg Capital Trust Board of Trustees (the “Trustees”), including all of the non-interested Trustees, approved the continuance of the Investment Advisory Agreement (the “Contract”) between Bragg Financial Advisors, Inc (the “Advisor”) and the Bragg Capital Trust (the Fund).  In reaching this decision the Trustees reviewed and discussed information provided by the Advisor describing the investment performance of each series of the Fund with its respective peer group.  The Trustees considered the following factors to be of fundamental importance in their consideration of whether to approve the continuance of the Fund’s Contract: (i) the Advisor’s value investing experience and track record; (ii) the history of portfolio manager managing the series of the Fund; (iii) the integrity and high ethical standards of the Advisor; (iv) the consistency of the Advisor’s approach to managing the Fund, (v) each series’ above average performance since inception, and (vi) each series’ below average expense ratio relative to its peer group.

The Trustees considered the nature, extent and quality of services the Advisor has previously provided to the Fund based on a review of information provided by the Advisor. In addition, the Trustees took into account information furnished throughout the year at regular Board meetings, including reports on investment performance, shareholder services, distribution services, regulatory compliance, and other services provided to the Fund. The Trustees concluded that they had a reasonable belief that the nature, extent and quality of services provided to the Fund was appropriate.

The Trustees also reviewed and discussed information provided by the Advisor comparing the expense ratio of each series of the Fund with the expense ratios of funds in each series’ respective peer group.  The source of the information provided by the Advisor was Morningstar Associates, LLC an independent third party specializing in mutual fund data and analytics.  The cost to the Advisor for providing the services under the terms of the Contract was discussed.  The estimated aggregate cost of the services provided was compared to the amount paid to the Advisor under the terms of the Contract. Upon review and discussion of this information, the Trustees concluded that the cost of services provided and any expected profits to the Advisor were reasonable.

The Trustees reviewed and considered the cost structure to the Advisor for providing services under the terms of the Contract.  The Trustees determined that as the Fund’s assets increase to certain levels economies of scale would be realized.  The Trustees also considered the Contract’s stipulation that management fee percentage payout would be reduced as certain asset levels of the Funds’ were achieved.  The Trustees concluded that reasonable economies of scale would be realized under the terms of the Contract.

The Advisor explained to the Trustees that the Advisor had no other Advisory contracts with other investment companies or other types of clients that were comparable in services provided under the terms of the Contract and therefore the Trustees could not rely on any comparisons between the Fund’s Contract and other investment management contracts entered into by the Advisor.  Based on the foregoing, the Trustees voted unanimously to renew the Contract.

Interested Trustees Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Steve Scruggs, 39	Trustee, President Secretary	Unlimited; 5 years	Bragg Financial Advisors, Portfolio Manager/CCO (2000- present) Reliance Insurance, Product Manager(1999-2000)	Two	None
Benton Bragg, 40	Trustee, Chairman Treasurer	Unlimited; 5years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None
Independent Trustees
Philip Blount, 54 [2]	Trustee	Unlimited; 5 years	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President (1996-2001) Marketing Merchandise	Two	None
Christopher Brady, 37[1,2]	Trustee	Unlimited; 5 years	Brady Distributing, Vice President (1995-present) Machinery Distribution	Two	None

Harold Smith, 42[2]	Trustee	Unlimited; 5 years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 47[1]	Trustee	Unlimited; 5 years	Colony Signature Bank, Exec.Vice President & COO (2007 – present) Commercial Loan Officer; Scottish Bank Sr Vice President, Loan Officer (1998-2007)	Two	None

Steve Scruggs and Benton Bragg are “Interested Persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Funds’ adviser, Bragg Financial Advisors, Inc. and their affiliation as registered principals with the Funds’ underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

(1)Member of the Audit Committee of the Board of Trustees, which makes recommendations regarding the selection of the Funds’ independent public accountants and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2)Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for election as Trustees.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date February 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date February 6, 2009

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date February 6, 2009

* Print the name and title of each signing officer under his or her signature.